SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris II Platinum Series Variable Annuity dated April 30, 2012

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Platinum Series Variable Annuity dated April 30, 2012

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity dated April 30, 2012

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

The following amends the POLARIS PORTFOLIO ALLOCATOR PROGRAM section of the prospectus:

•	The Balanced Growth & Income Sample Portfolio is no longer available for investment of Purchase Payments or transfers.

•	The Sample Portfolios allocations listed below and the paragraph following the chart in the POLARIS PORTFOLIO ALLOCATOR PROGRAM section are added to the prospectus:

Sample Portfolios (effective June 25, 2012)

Variable Portfolios	Balanced Toward Growth	Growth Focus	All Equity Focus
American Funds Global Growth	11.0%	11.0%	15.0%
American Funds Growth	10.0%	11.0%	12.0%
Corporate Bond	5.0%	0.0%	0.0%
Foreign Value	10.0%	13.0%	15.0%
Government and Quality Bond	25.0%	20.0%	0.0%
Growth Opportunities	3.0%	5.0%	6.0%
Invesco Van Kampen V.I. Comstock Fund, Series II Shares	6.0%	10.0%	14.0%
Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares	6.0%	12.0%	14.0%
MFS Massachusetts Investors Trust	7.0%	10.0%	14.0%
MFS Total Return	13.0%	0.0%	0.0%
Mid-Cap Growth	4.0%	8.0%	10.0%

Total	100.0%	100.0%	100.0%

The Sample Portfolios listed above are those that are currently available. The Sample Portfolios are reconfigured from time to time. However, once you invest in a Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. If you purchased your contract prior to the current allocations of the Sample Portfolios specified above, any subsequent Purchase Payments will be invested in the same Sample Portfolio as your current investment and will not be invested in the Sample Portfolio allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Sample Portfolio in line with your investment goals over time.

The following amends the OPTIONAL LIVING BENEFITS section of the prospectus. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, the following are changes to your investment requirements:

•	The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers.

•	If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

Dated: June 25, 2012

Please keep this Supplement with your Prospectus